Expenses	12 Months Ended
Jun. 30, 2024
Schedule Of Expenses
Expenses

Note 4. Expenses

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Loss before income tax includes the following specific expenses:

Depreciation	592,385	456,904	346,828
Superannuation	894	1,151	2,291
Corporate and Consultants	1,264,728	739,380	907,623
Finance Charges	695,312	359,031	142,065

Finance costs expensed	2,553,319	1,556,466	1,398,807

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024